Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025, classified within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

June 30, 2026
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$932	$932
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$15,462	$15,462
Total liabilities	$-	$-	$16,394	$16,394

December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,733	$3,733
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,106	$31,106
Total liabilities	$-	$-	$34,839	$34,839

The Company had no assets measured at fair value on a recurring basis as of June 30, 2026 or December 31, 2025. The contingent consideration liabilities are classified as Level 3 within the fair value hierarchy as their valuation requires significant unobservable inputs. There were no transfers between levels during the six months ended June 30, 2026.

The fair value of the 42 Telecom contingent consideration was remeasured at June 30, 2026 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, consistent with the methodology applied at the acquisition date and at prior reporting dates. The net change in fair value of the 42 Telecom contingent consideration resulted in a loss of $2,882 for the three months ended March 31, 2026 and a gain of $5,683 for the three months ended June 30, 2026, for a net gain of $2,801 for the six months ended June 30, 2026, recognized within change in fair value of contingent consideration in the unaudited condensed consolidated statements of operations and comprehensive income (loss). The gain recognized during the six months ended June 30, 2026 reflects two factors: (i) based on Section 4.2 of the Share Exchange Agreement, that Forty Two’s fiscal year 2025 net profit did not exceed the threshold required for Bonus Shares to be issuable, resulting in no liability for that component as of June 30, 2026; and (ii) FCCN’s stock price declining from $4.13 to $2.56 per share during the first quarter, which increased the probability of the $30,000 minimum valuation guarantee triggering, followed by an increase in the stock price to $4.60 per share by June 30, 2026, which reduced that probability and drove the majority of the gain recognized during the second quarter.

The fair value of the Telvantis contingent consideration was remeasured using a risk-neutral Monte Carlo simulation incorporating correlated gross revenue and operating profit projections, consistent with the methodology applied at the acquisition date and prior reporting dates, together with a Monte Carlo simulation of projected FCCN share prices for the Min $65,000 Share-Value Guarantee component. The net change in fair value of the Telvantis contingent consideration resulted in a loss of $3,031 for the three months ended March 31, 2026 and a gain of $4,203 for the three months ended June 30, 2026, for a net gain of $1,170 for the six months ended June 30, 2026, recognized within change in fair value of contingent consideration in the unaudited condensed consolidated statements of operations and comprehensive income (loss). The gain recognized during the three months ended June 30, 2026 reflects three components: (i) a gain of $1,214 from remeasuring the earn-out component of the liability to fair value on May 21, 2026, immediately prior to the issuance discussed below; (ii) a loss of $9,112 from remeasuring the residual earn-out component to fair value at June 30, 2026, reflecting the increase in FCCN’s stock price from $2.09 per share on May 22, 2026 to $4.60 per share on June 30, 2026; and (iii) a gain of $12,099 from remeasuring the Min $65,000 Share-Value Guarantee component to fair value at June 30, 2026, as the increase in FCCN’s stock price over the same period reduced both the probability of the guarantee triggering and the number of additional shares that would be required to satisfy it.

On May 22, 2026, the Company issued 6,924,700 shares of common stock in partial settlement of the earn-out component of the Telvantis contingent consideration, pursuant to the Board-approved determination of achievement dated May 22, 2026. The contingent consideration liability was relieved for $14,474, the fair value of the shares issued based on FCCN’s quoted closing price of $2.09 per share on the issuance date, with a corresponding increase to common stock and additional paid-in capital. The Min $65,000 Share-Value Guarantee obligation was not settled and remains outstanding as of June 30, 2026, continuing to be remeasured to fair value each reporting period.

In estimating the fair value of the Telvantis contingent consideration, the Company applies a discount for lack of marketability (“DLOM”) to shares issuable under the arrangement that have not yet been issued, reflecting the transfer restrictions applicable to such shares prior to issuance. The DLOM is estimated using a Black-Scholes put option model, with inputs including the estimated remaining restriction period and FCCN’s equity volatility. No DLOM is applied to shares once issued. Pursuant to ASC 820-10-35-44A and 35-44B, a contractual restriction on the sale of an equity security is not a separate unit of account and is not considered in measuring the fair value of the security, regardless of whether the security remains subject to transfer restrictions. Accordingly, the 6,924,700 shares issued on May 22, 2026 were valued at their unadjusted quoted closing price notwithstanding any contractual restrictions on resale, while the fair value of unissued shares underlying the residual earn-out and the Min $65,000 Share-Value Guarantee continues to reflect a DLOM as of June 30, 2026, as those shares have not yet been issued and remain part of the contingent consideration liability.

The following table presents the changes in fair value of contingent consideration measured at fair value for the six months ended June 30, 2026:

Contingent
Consideration
Balance, December 31, 2025	$34,839
Change in fair value - 42 Telecom Ltd.	(2,801)
Change in fair value - Telvantis Voice Servies, Inc.	(1,170)
Contingent consideration settled through issuance of common stock	(14,474)
Balance, June 30, 2026	$16,394

There were no liabilities measured at fair value on a recurring basis during the three and six months ended June 30, 2025.

NOTE 4 – FAIR VALUE MEASUREMENTS

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024, classified within the fair value hierarchy:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,732,734	$3,732,734
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,105,750	$31,105,750
Total liabilities	$-	$-	$34,838,484	$34,838,484

December 31, 2024
Total liabilities	$-	$-	$-	$-

The Company had no assets measured at fair value on a recurring basis as of December 31, 2025 or 2024. The contingent consideration liabilities are classified as Level 3 within the fair value hierarchy as their valuation requires significant unobservable inputs. There were no transfers between levels during the year ended December 31, 2025.

The fair value of the 42 Telecom contingent consideration was remeasured at December 31, 2025 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, consistent with the methodology applied at the acquisition date. Key inputs to the remeasurement included an updated FCCN stock price of $4.13, updated risk-free rates, and a remaining term of approximately 7 months to the guarantee measurement date of July 31, 2026 and a probability of achieving the bonus share trigger of 100%, based on 42 Telecom’s full year 2025 net income of exceeded the $1,000,000 threshold. The net change in fair value of the contingent consideration for the year ended December 31, 2025 resulted in a gain of $3,387,266, recognized within other income (expense) in the consolidated statements of operations and comprehensive Income (loss). The decrease in fair value reflects the net effect of the increased stock price offset by the reduction in the remaining lock-up period and updated discount for lack of marketability.

The Telvantis contingent consideration was initially recognized at its acquisition-date fair value of $31,105,750 on December 31, 2025. As the acquisition closed on December 31, 2025, no remeasurement was required during the year ended December 31, 2025.

The following table presents changes in fair value of contingent consideration measured at fair value for the years ended December 31, 2025 and 2024:

Contingent
Consideration
Balance, December 31, 2023	$-
Purchase price consideration	-
Change in fair value	-
Balance, December 31, 2024	-
Purchase price consideration - 42 Telecom Ltd.	7,120,000
Purchase price consideration - Telvantis Voice Services, Inc.	31,105,750
Change in fair value	(3,387,266)
Balance, December 31, 2025	$34,838,484